Loans and Borrowings - Summary of Loans and Borrowings (Parenthetical) (Details) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 09, 2023	Dec. 31, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Loans and borrowings, interest rate during every three months	0.24%
Loans and borrowings, interest payable description		The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs	The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis.
Promissory Note
Debt Instrument [Line Items]
Loans and borrowings			$ 10,000,000
Loans and borrowings, interest rate		0.10%	10.00%
Loans and borrowings, interest rate during every three months		0.01%
Loans and borrowings, interest payable description			The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021
Loans and borrowings, payable date			Feb. 01, 2024
Promissory Note | Minimum
Debt Instrument [Line Items]
Loans and borrowings		$ 10,000,000
Promissory Note | Maximum
Debt Instrument [Line Items]
Loans and borrowings		13,000,000
Commercial Paper Two
Debt Instrument [Line Items]
Loans and borrowings		$ 250,000
Loans and borrowings, interest rate		0.10%
Loans and borrowings, interest rate during every three months		0.01%
Loans and borrowings, interest payable description		The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs
Loans and borrowings, payable date		Feb. 01, 2024
Commercial Paper Three
Debt Instrument [Line Items]
Loans and borrowings		$ 550,000
Loans and borrowings, interest rate		0.10%
Loans and borrowings, interest rate during every three months		0.01%
Loans and borrowings, payable date		Feb. 01, 2024